Short-term Bank Borrowings (Tables)	12 Months Ended
Mar. 31, 2020
Debt Disclosure [Abstract]
Schedule of short-term bank borrowings
	As of March 31,	As of March 31,
	2020	2019
Industrial Bank Co., Ltd	$987,989	$1,039,578
Postal Saving Bank of China	1,044,445	-
Total	$2,032,434	$1,039,578

Schedule of secure short term borrowings
	As of March 31,	As of March 31,
	2020	2019
Buildings, net	$5,079,080	$3,069,599
Land use rights, net	719,722	95,540
Total	$5,798,802	$3,165,139